Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2024 (after June 30)	$ 191
2025	355
2026	193
2027	117
2028 and onwards	89
Total undiscounted lease liability	945
Less: Imputed interest	(110)
Present value of lease liabilities	$ 835	$ 1,032